Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 28, 2014
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2015